SHAREHOLDERS' EQUITY (Schedule of Stock option Activity) (Details) - Employees and directors [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($) $ / shares shares
Number of options, Outstanding
Outstanding at the beginning of the period | shares
Granted | shares	1,968,750
Exercised | shares
Forfieted | shares
Outstanding at the end of the period | shares	1,968,750
Exercisable | shares
Vested and expected to vest | shares	1,771,875
Weighted Average Exercise Price
Outstanding at the beginning of the period | $ / shares
Granted | $ / shares	0.45
Exercised | $ / shares
Forfieted | $ / shares
Outstanding at the end of the period | $ / shares	0.45
Exercisable | $ / shares
Vested and expected to vest | $ / shares	$ 0.45
Outstanding at the end of the period | $	$ 237
Exercisable | $
Vested and expected to vest | $	$ 230